LEASE	6 Months Ended
Dec. 31, 2025
Lease
LEASE

NOTE 13 — LEASE

On June 12, 2025, the Company entered into a lease agreement with Jiangyin Gushan Investment Co., Ltd. for a land use right to construct an intelligent kitchen manufacturing facility. The leased land is located on Fuqian East Road, Gushan Town, covering an area of 13,335 square meters and is zoned for industrial use. The lease term is from June 15, 2025 to June 15, 2028, with an annual rent of RMB 400,050 ($56,916). The Company recognized this lease as an operating lease. The Company considers the renewal or termination option that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use asset and lease liability. Lease expense for lease payment is recognized on a straight-line basis over the lease term.

The Company’s lease agreement does not contain any material residual value guarantees or material restrictive covenants.

As of December 31, 2025
Operating lease ROU asset	$131,736

Operating lease liability - current	$52,306
Operating lease liability - non-current	110,260
Total operating lease liability	$162,566

As of December 31, 2025
Weighted-average remaining lease term (months)	29.5

Weighted-average discount rate	3.5%

A summary of lease cost recognized in Company’s consolidated financial statements and supplemental cash flow information for operating leases is as follows for the six months ended December 31, 2025:

2025
Operating lease cost	$14,859
Cash paid for operating lease	$-

A summary of maturity of operating lease liabilities under the Company’s non-cancelable operating leases as of December 31, 2025 is as follows:

For the six months ending December 31,
2026	$56,916
2027	56,916
2028	56,916
Total lease payments	170,748
Less: imputed interest	(8,182)
Present value of operating lease liability	$162,566